SP Funds Dow Jones Global Sukuk ETF
Schedule of Investments
February 28, 2025 (Unaudited)

FOREIGN GOVERNMENT SUKUK - 47.0%	Par	Value
Multi-National - 8.6%
ICDPS Sukuk Ltd., 4.95%, 02/14/2029	$1,100,000	$1,095,758
Isdb Trust Services No. 2 SARL
1.44%, 10/21/2026	3,327,000	3,176,909
3.21%, 04/28/2027	3,600,000	3,516,678
4.75%, 10/27/2027	2,000,000	2,022,880
4.60%, 03/14/2028	3,900,000	3,939,373
4.91%, 10/03/2028	4,250,000	4,343,149
4.75%, 05/15/2029	4,000,000	4,070,624
4.05%, 10/15/2029	2,500,000	2,466,874
		24,632,245

Sovereign - 38.4%(a)
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/2027	2,200,000	2,161,937
KSA Sukuk Ltd.
3.63%, 04/20/2027	9,175,000	8,980,926
5.25%, 06/04/2027	2,525,000	2,559,931
5.27%, 10/25/2028	4,900,000	4,995,766
4.30%, 01/19/2029	3,800,000	3,739,865
4.27%, 05/22/2029	6,000,000	5,902,224
2.97%, 10/29/2029	4,900,000	4,519,170
5.25%, 06/04/2030	2,900,000	2,949,321
2.25%, 05/17/2031	3,900,000	3,345,872
4.51%, 05/22/2033	5,950,000	5,775,516
5.25%, 06/04/2034	4,600,000	4,692,048
Malaysia Sovereign Sukuk Bhd., 4.24%, 04/22/2045	1,150,000	1,044,566
Malaysia Sukuk Global Bhd.
3.18%, 04/27/2026	2,100,000	2,072,955
4.08%, 04/27/2046	1,200,000	1,061,520
Malaysia Wakala Sukuk Bhd.
2.07%, 04/28/2031	1,650,000	1,442,237
3.08%, 04/28/2051	1,200,000	870,294
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/2026	2,525,000	2,439,975
4.15%, 03/29/2027	3,900,000	3,878,381
4.40%, 06/06/2027	3,550,000	3,543,982
4.40%, 03/01/2028	3,400,000	3,379,447
5.40%, 11/15/2028	1,900,000	1,943,992
4.45%, 02/20/2029	2,500,000	2,475,998
5.10%, 07/02/2029	1,500,000	1,519,109
5.00%, 05/25/2030	2,250,000	2,261,537
2.80%, 06/23/2030	1,800,000	1,627,086
2.55%, 06/09/2031	2,000,000	1,744,987
4.70%, 06/06/2032	3,050,000	2,988,322
5.60%, 11/15/2033	2,025,000	2,092,446
5.20%, 07/02/2034	2,000,000	2,001,412
5.25%, 11/25/2034	1,800,000	1,802,493
3.80%, 06/23/2050	1,400,000	1,069,149
3.55%, 06/09/2051	1,400,000	1,022,859
5.50%, 07/02/2054	1,200,000	1,184,044
5.65%, 11/25/2054	1,400,000	1,397,148
ROP Sukuk Trust, 5.05%, 06/06/2029	2,100,000	2,119,005
Sharjah Sukuk Program Ltd.
3.85%, 04/03/2026	1,800,000	1,776,880
2.94%, 06/10/2027	1,800,000	1,709,280
4.23%, 03/14/2028	2,400,000	2,325,274
3.23%, 10/23/2029	1,840,000	1,674,824
3.89%, 04/04/2030	1,400,000	1,300,151
3.20%, 07/13/2031	1,400,000	1,218,693
6.09%, 03/19/2034	1,800,000	1,851,599
5.43%, 04/17/2035	2,050,000	2,018,147
		110,480,368
TOTAL FOREIGN GOVERNMENT SUKUK (Cost $136,681,233)		135,112,613

CORPORATE SUKUK - 50.9%
Banks - 16.1%
Adib Sukuk Co. II Ltd., 5.70%, 11/15/2028	1,100,000	1,129,914
Al Rajhi Sukuk Ltd.
4.75%, 04/05/2028	2,400,000	2,392,261
5.05%, 03/12/2029	2,100,000	2,106,659
AUB Sukuk Ltd., 2.62%, 09/09/2026	1,500,000	1,441,234
Banque Saudi Fransi, 4.75%, 05/31/2028	1,900,000	1,895,952
BBG Sukuk Ltd., 4.56%, 10/09/2029	1,750,000	1,737,684
Boubyan Sukuk Ltd., 3.39%, 03/29/2027	1,000,000	973,804
BSF Sukuk Co. Ltd.
5.00%, 01/25/2029	1,400,000	1,400,756
5.38%, 01/21/2030	1,500,000	1,519,634
DIB Sukuk Ltd.
1.96%, 06/22/2026	2,000,000	1,930,301
2.74%, 02/16/2027	1,600,000	1,536,762
5.49%, 11/30/2027	1,600,000	1,630,268
4.80%, 08/16/2028	2,200,000	2,197,718
5.24%, 03/04/2029	2,100,000	2,120,669
EI Sukuk Co. Ltd.
2.08%, 11/02/2026	1,000,000	955,781
5.43%, 05/28/2029	1,500,000	1,526,310
Fab Sukuk Co. Ltd.
2.59%, 03/02/2027	1,000,000	965,393
4.58%, 01/17/2028	1,000,000	1,001,834
4.78%, 01/23/2029	1,800,000	1,806,244
5.15%, 01/16/2030	1,200,000	1,217,706
KFH Sukuk Co.
5.01%, 01/17/2029	2,100,000	2,101,612
5.38%, 01/14/2030	2,000,000	2,026,080
QIB Sukuk Ltd.
5.58%, 11/22/2028	1,700,000	1,744,228
4.49%, 09/17/2029	1,600,000	1,578,126
QIIB Senior Oryx Ltd., 5.25%, 01/24/2029	1,600,000	1,624,190
SIB Sukuk Co. III Ltd., 5.25%, 07/03/2029	1,050,000	1,064,066
SNB Sukuk Ltd.
2.34%, 01/19/2027	1,600,000	1,533,352
5.13%, 02/27/2029	1,900,000	1,910,604
Warba Sukuk Ltd., 5.35%, 07/10/2029	1,050,000	1,059,824
		46,128,966

Chemicals – 1.5%
Equate Sukuk SPC Ltd., 5.00%, 09/05/2031 1,650,000 1,636,024
Ma'aden Sukuk Ltd.
5.25%, 02/13/2030	1,500,000	1,504,297
5.50%, 02/13/2035	1,000,000	1,006,344
		4,146,665
Diversified Financial Services - 0.5%
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/2028 1,450,000 1,476,307

Commercial Services - 2.8%
D.P. World Crescent Ltd.
4.85%, 09/26/2028	2,000,000	1,988,942
3.88%, 07/18/2029	2,000,000	1,911,465
3.75%, 01/30/2030	1,000,000	944,609
DP World Crescent Ltd., 5.50%, 09/13/2033	3,200,000	3,238,246
		8,083,262

Electric - 9.3%
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/2043	2,000,000	1,897,500
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/2044	2,000,000	2,003,768
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/2028	2,600,000	2,602,639
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/2030	1,400,000	1,228,408
Saudi Electricity Sukuk Programme Co.
4.94%, 02/13/2029	1,600,000	1,606,322
5.23%, 02/18/2030	3,100,000	3,120,889
4.63%, 04/11/2033	2,500,000	2,454,168
5.19%, 02/13/2034	2,900,000	2,900,756
5.49%, 02/18/2035	2,600,000	2,635,136
5.68%, 04/11/2053	3,100,000	3,064,735
TNB Global Ventures Capital Bhd.
3.24%, 10/19/2026	1,600,000	1,567,840
4.85%, 11/01/2028	1,600,000	1,607,219
		26,689,380

Food - 0.6%
Almarai Co. JSC, 5.23%, 07/25/2033	1,700,000	1,705,015

Investment Companies – 7.4%
Dua Capital Ltd.
1.66%, 05/11/2026	800,000	772,384
2.78%, 05/11/2031	1,200,000	1,066,332
Khazanah Global Sukuk Bhd.
4.69%, 06/01/2028	1,500,000	1,497,993
4.48%, 09/05/2029	1,000,000	992,060
Aercap Sukuk Ltd., 4.50%, 10/03/2029	1,200,000	1,173,085
Mdgh Sukuk Ltd., 4.96%, 04/04/2034	2,100,000	2,117,550
Suci Second Investment Co.
4.38%, 09/10/2027	2,950,000	2,919,201
6.00%, 10/25/2028	4,300,000	4,458,302
5.17%, 03/05/2031	3,800,000	3,816,876
6.25%, 10/25/2033	2,400,000	2,586,541
		21,400,324

Oil & Gas - 6.5%
EDO Sukuk Ltd.
5.66%, 07/03/2031	1,500,000	1,506,818
5.88%, 09/21/2033	2,250,000	2,283,452
SA Global Sukuk Ltd.
1.60%, 06/17/2026	4,025,000	3,868,927
4.25%, 10/02/2029	2,900,000	2,835,083
2.69%, 06/17/2031	6,025,000	5,296,879
4.75%, 10/02/2034	2,900,000	2,863,286
		18,654,445

Pipelines - 1.1%
TMS Issuer SARL JSC, 5.78%, 08/23/2032	3,200,000	3,302,306

Real Estate - 3.9%
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/2033	1,000,000	979,033
5.50%, 05/16/2034	1,000,000	1,020,542
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/2029	1,000,000	950,071
Emaar Sukuk Ltd.
3.64%, 09/15/2026	1,600,000	1,574,112
3.88%, 09/17/2029	1,000,000	952,586
3.70%, 07/06/2031	1,000,000	922,923
Esic Sukuk Ltd., 5.83%, 02/14/2029	1,600,000	1,619,278
MAF Sukuk Ltd.
4.64%, 05/14/2029	1,200,000	1,178,213
3.93%, 02/28/2030	1,200,000	1,139,025
5.00%, 06/01/2033	1,000,000	989,553
		11,325,336

Telecommunications - 1.2%
Axiata SPV2 Bhd., 2.16%, 08/19/2030	1,000,000	875,104
Saudi Telecom Co., 3.89%, 05/13/2029	2,600,000	2,511,901
		3,387,005
TOTAL CORPORATE SUKUK (Cost $146,895,523)		146,299,011

TOTAL INVESTMENTS - 97.9% (Cost $283,576,756)		281,411,624
Other Assets in Excess of Liabilities - 2.1%		5,994,243
TOTAL NET ASSETS - 100.0%		$287,405,867
two		–%
Percentages are stated as a percent of net assets.		–%

SPV2 – Special-Purpose Vehicle2

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

SP Funds Dow Jones Global Sukuk ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Foreign Government Sukuk	$–	$135,112,613	$–	$135,112,613
Corporate Sukuk	–	146,299,011	–	146,299,011
Total Investments	$–	$281,411,624	$–	$281,411,624

Refer to the Schedule of Investments for further disaggregation of investment categories.